Equity	3 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
Equity

Note 11. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance-based restricted share units (”PSUs”) were allocated as follows:

	Three Months Ended March 31,
	2022	2021
	U.S $ in thousands

Cost of sales	$900	$634
Research and development, net	1,786	1,424
Selling, general and administrative	5,847	5,147
Total stock-based compensation expenses	$8,533	$7,205

A summary of the Company’s stock option activity for the three months ended March 31, 2022 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2022	$1,732,368	$28.85
Granted	-	-
Exercised	(12,829)	12.02
Forfeited	(13,605)	25.11
Options outstanding as of March 31, 2022	1,705,934	29.01
Options exercisable as of March 31, 2022	$1,374,696	$32.04

As of March 31, 2022, the unrecognized compensation cost of $2.1 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 2.7 years.

A summary of the Company’s RSUs and PSUs activity for the three months ended March 31, 2022 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2022	$3,082,798	$26.36
Granted	1,377,792	22.13
Vested	(721,316)	27.30
Forfeited	(68,830)	26.87
Unvested as of March 31, 2022	$3,670,444	$24.58

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of March 31, 2022, the unrecognized compensation cost of $75 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.7 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2022 and 2021, respectively:

	Three Months Ended March 31, 2022
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive income (loss) before reclassifications	271	(702)	(431)
Amounts reclassified from accumulated other comprehensive loss	(622)	-	(622)
Other comprehensive income (loss)	(351)	(702)	(1,053)
Balance as of March 31, 2022	$1,221	$(11,045)	$(9,824)
	Three Months Ended March 31, 2021
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive income (loss) before reclassifications	1,607	(961)	646
Amounts reclassified from accumulated other comprehensive loss	566	-	566
Other comprehensive income (loss)	2,173	(961)	1,212
Balance as of March 31, 2021	$500	$(8,134)	$(7,634)

c. Public offering of ordinary shares

During March 2021, the Company completed a capital raise of $218.9 million, net of underwriting discounts and offering expenses. The total number of shares sold by the Company in the public offering was 7,931,034.

       A deferred tax asset in an amount of $1.2 million was recorded in respect of a tax benefit, arising from the underwriting discounts and offering expenses, as an increase to Additional Paid-In Capital.